Dividends - Summary of Dividends Declared (Parenthetical) (Detail) - £ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Final dividend [member]
Disclosure of dividends [line items]
Dividends paid per share	£ 0.166	£ 0.157	£ 0.149
Interim dividend [member]
Disclosure of dividends [line items]
Dividends paid per share	£ 0.078	£ 0.074	£ 0.07